Note 18 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the year ended December 31,
	2021	2022	2023
	Basic EPS	Basic EPS	Basic EPS
Net income	$435,121	$554,692	$381,019
Less: Net loss attributable to non-controlling interest in subsidiaries	-	263	4,730
Net income attributable to Costamare Inc.	435,121	554,955	385,749
Less: paid and accrued earnings allocated to Preferred Stock	(31,068)	(31,068)	(31,068)
Net income available to common stockholders	$404,053	$523,887	$354,681
Weighted average number of common shares, basic and diluted	123,070,730	122,964,358	120,299,172
Earnings per common share, basic and diluted	$3.28	$4.26	$2.95